Note 21	12 Months Ended
Dec. 31, 2023
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
Disclosure of non current assets and liabilities and disposal groups classified as held for sale [Text Block]	Non-current assets and disposal groups classified as held for sale and liabilities included in disposal groups classified as held for sale
The composition of the balances under the headings “Non-current assets and disposal groups classified as held for sale” and “liabilities included in disposal groups classified as held for sale” in the consolidated balance sheets, broken down by the origin of the assets, is as follows:

Non-current assets and disposal groups classified as held for sale and liabilities included in disposal groups classified as held for sale. Breakdown by items (Millions of Euros)
	2023	2022	2021
ASSETS
Foreclosures and recoveries	943	1,070	1,218
Other assets from tangible assets (1)	1,026	1,063	563
Companies held for sale	43	40	41
Accrued amortization (2)	(84)	(93)	(112)
Impairment losses (1)	(1,005)	(1,057)	(650)
Total	923	1,022	1,061
LIABILITIES
Companies held for sale	—	—	—
Total	—	—	—
(1) The variation in 2022 corresponds mainly to the reclassification of offices previously in own use and now closed after the closing of the transaction with Merlin Properties (see Note 17). In 2021, it includes the reclassification of owned offices and facilities from "tangible assets" to "non-current assets and disposal groups classified as held for sale" and the adjustments due to the closing of the owned offices and the decommissioning of facilities after the agreement with the union representatives on the collective layoff procedure proposed for Banco Bilbao Vizcaya Argentaria, S.A. in Spain (see Notes 24 and 50).
(2) Corresponds to the accumulated depreciation of assets before their classification as "Non-current assets and disposal groups classified as held for sale".
Non-current assets and disposal groups classified as held for sale
The changes in the balances of “Non-current assets and disposal groups classified as held for sale” in 2023, 2022 and 2021, are as follows:

Non-current assets and disposal groups classified as held for sale (Millions of Euros)
	Notes		Foreclosed assets			Property, Plant and Equipment (1)			Companies held for sale			Total
Cost (a)		2023	2022	2021	2023	2022	2021	2023	2022	2021	2023	2022	2021
Balance at the beginning		1,070	1,218	1,398	970	452	391	39	41	84,792	2,078	1,711	86,581
Additions		190	211	245	2	1	—		2	522	192	214	768
Contributions from merger transactions		—	—	—	—	592	—	—	—	—	—	592	—
Retirements (sales and other decreases)		(323)	(353)	(298)	(34)	(110)	(39)	—	(2)	(83,172)	(357)	(465)	(83,509)
Transfers, other movements and exchange differences		6	(6)	(127)	5	35	100	4	(2)	(2,100)	15	27	(2,128)
Disposals by companies held for sale		—	—	—	—	—	—	—	—	—	—	—	—
Balance at the end		943	1,070	1,218	943	970	452	43	39	41	1,928	2,078	1,711

Impairment (b)
Balance at the beginning		356	381	386	701	269	208	—	—	—	1,057	650	594
Additions	50	16	64	36	27	158	62	—	—	—	42	221	97
Additions transfer to discontinued operations		—	—	—	—	—	—	—	—	—	—	—	—
Contributions from merger transactions		—	—	—	—	—	—	—	—	—	—	—	—
Retirements (sales and other decreases)		(89)	(102)	(65)	(22)	(46)	(13)	—	—	—	(111)	(148)	(78)
Other movements and exchange differences		16	13	24	1	320	12	—	—	—	17	333	36
Disposals by companies held for sale		—	—	—	—	—	—	—	—	—	—	—	—
Balance at the end		299	356	381	706	701	269	—	—	—	1,005	1,057	650
Balance at the end of net carrying value (a)-(b)		644	714	837	236	269	183	43	39	41	923	1,022	1,061
(1) Net of accumulated amortization until assets were reclassified as “Non-current assets and disposal groups classified as held for sale”.
As indicated in Note 2.2.6, “Non-current assets and disposal groups held for sale” and “Liabilities included in disposal groups classified as held for sale” are valued at the lower amount between its fair value less costs to sell and its carrying amount. As of December 31, 2023, 2022 and 2021 practically all of the carrying amount of the assets recorded at fair value on a non-recurring basis equals their fair value.
Assets from foreclosures or recoveries
As of December 31, 2023, 2022 and 2021, assets from foreclosures and recoveries, net of impairment losses, by nature of the asset, amounted to €460 million, €478 million and €608 million in assets for residential use; €154 million, €199 million and €202 million in assets for tertiary use (industrial, commercial or office) and €26 million, €34 million and €19 million in assets for agricultural use, respectively.
As of December 31, 2023, 2022 and 2021, the average sale time of assets from foreclosures or recoveries was between 2 and 3 years.
During the years 2023, 2022 and 2021, some of the sale transactions for these assets were financed by Group companies. The amount of loans granted to the buyers of these assets in those years amounted to €22 million, €43 million and €62 million, respectively; with an average financing of 61% of the sales price during 2023.
As of December 31, 2023, 2022 and 2021, the amount of the profits arising from the sale of assets financed by Group companies that are not recognized in the consolidated income statement is not significant.